Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Stock option and SAR activity

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in millions)		(in years)	(in millions)
Outstanding at beginning of period	124	$39
Granted	10	33
Exercised	(12)	19
Forfeited	(10)	39

Outstanding at end of period	112	$40	5.3	$395

Exercisable at end of period	82	$42	4.4	$283
Vested and expected to vest end of period	110	$40	5.3	$388

Share-based compensation principal fair value assumptions

	2010	2009	2008
Risk free interest rate	1.0% - 2.1%	1.7% - 2.4%	2.2% -3.4%
Expected volatility	45.4% - 46.2%	41.3% - 46.8%	29.5%
Expected dividend yield	0.1% - 1.7%	0.1%	0.1%
Forfeiture rate	5.0%	5.0%	5.0%
Expected life in years	4.6- 5.1	4.4- 5.1	4.3

Restricted share activity

(shares in millions)	Shares	Weighted- Average Grant Date Fair Value
Nonvested at beginning of period	11	$32
Granted	6	32
Vested	(3)	33
Forfeited	(1)	32

Nonvested at end of period	13	$31